FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter ended:     December 31, 2009"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Alaska Permanent Capital Management
"Address:        900 West 5th Avenue, Suite 601"
                Anchorage
                Alaska 99501

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, tables, are considered integral parts of this form."

Person signing this report on Behalf of Reporting Manager:

Name:      Evan Rose
Title:     President and CEO
Phone:     907-272-7575

"Signature, Place, and Date of Signing:"

"Evan Rose   Anchorage, Alaska February 12, 2010"

Report Type (Check only one) :

[X] 13F HOLDING REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     27

"Form 13F Information Table Value Total:     $ 138,778 (thousands)



List of Other Included Managers:              NONE





 FORM 13F INFORMATION TABLE
NAME	TITLE
OF	OF		 VALUE 		INVESTMENT 		VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (X$1000) 	SHARES	DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
ISHARES BARCLAYS TIPS BOND	COM	464287176	161		1545 	SOLE	N/A	1545
ISHARES S&P 500 INDEX FUND	COM	464287200	2218		19833 	SOLE	N/A	 19833
ISHARES LEHMAN AGG BOND FUND	COM	464287226	361	 	3500 	SOLE	N/A	 3500
ISHARES RUSSELL MIDCAP		COM	464287499	3580	 	43394 	SOLE	N/A	 43394
ISHARES S&P MIDCAP 400		COM	464287507	18499	 	255473 	SOLE	N/A	 255473
ISHARES RUSSELL 2000 VALUE	COM	464287630	2	 	30 	SOLE	N/A	 30
ISHARES RUSSELL 2000 SMCAP	COM	464287655	2815	 	45086 	SOLE	N/A	 45086
ISHARES MSCI EAFE INDEX FUND	COM	464287465	6026	 	109007 	SOLE	N/A	 109007
ISHARES RUSSELL 3000 INDEX	COM	464287689	5101	 	78135 	SOLE	N/A	 78135
ISHARES S&P SMALLCAP 600 INDEX	COM	464287804	4883	 	89227 	SOLE	N/A	 89227
MFS MULTIMARKET INC TRUST	COM	552737108	11	 	1617 	SOLE	N/A	 1617
VANGUARD TOTAL BOND MARKET ETF	COM	921937835	19659	 	250141 	SOLE	N/A	 250141
VANGUARD EUROPE PACIFIC ETF	COM	921943858	19221	 	562031 	SOLE	N/A	 562,031
VANGUARD EMERGING MARKET ETF	COM	922042858	10938	 	266783 	SOLE	N/A	 266783
VANGUARD REIT ETF		COM	922908553	17434	 	389667 	SOLE	N/A	 389667
VANGUARD GROWTH ETF		COM	922908736	21	 	402 	SOLE	N/A	 402
VANGUARD VALUE ETF		COM	922908744	3	 	65 	SOLE	N/A	 65
VANGUARD TOTAL STOCK MKT ETF	COM	922908769	68		1198 	SOLE	N/A	 1198
IPATH DOW JONES-AIG COMMODITY	COM	06738C778	65	 	1528 	SOLE	N/A	 1528
NFJ DVD INTEREST & PR STRAT	COM	65337H109	4	 	270 	SOLE	N/A	 270
SPDR S&P 500 ETF TRUST		COM	78462F103	27041	 	242648 	SOLE	N/A	 242648
SPDR DOW JONES SMALL CAP GROWTH	COM	78464A201	8	 	101 	SOLE	N/A	 101
SPDR DOW JONES SMALL CAP VALUE	COM	78464A300	5	 	92 	SOLE	N/A	 92
SPDR BARCLAYS CAPITAL SHORT	COM	78464A425	15	 	636 	SOLE	N/A	 636
SPDR BARCLAYS CAPITAL INTL D	COM	78464A516	106	 	1862 	SOLE	N/A	 1862
SPDR S&P MIDCAP 400 ETF TRUST	COM	78467Y107	527	 	4000 	SOLE	N/A	 4000
FINANCIAL SELECT SECTOR SPDR	COM	81369Y605	8	 	556 	SOLE	N/A	 556 						161913